UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	9/30/2010



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow-McAfee
Title: Chief Financial Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

 Mena Bielow-McAfee,       Lawrenceville, NJ          October 14, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]


Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:             31
                                                  -----------------------

Form 13F Information Table Value Total:            $116,722 (x1000)
                                                  -----------------------


List of Other Included Managers:

                           Name of Reporting Manager
                           Form 13F Information Table

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FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                               TITLE OF              VALUE   SHRS OR SH/ PUT/     INVESTMENT   OTHER         VOTING   AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X$1000) PRN AMT PRN CALL     DISCRETION   MANAGERS        SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
DJ-UBS COMMODITY INDEX ETN        A     464287234     8517     201438SH          SOLE        NONE           201438
iSHARES MSCI EAFE                 A     464287465       86       1569SH          SOLE        NONE             1569
iSHARES MSCI EMERGING MKTS        A     464287234     8946     199811SH          SOLE        NONE           199811
iSHARES S&P GLBL INDX             A     464287572        4         72SH          SOLE        NONE               72
iSHARES S&P MID VALUE             A     464287705    15023     211266SH          SOLE        NONE           211266
iSHARES S&P SM VALUE              A     464287879        1         12SH          SOLE        NONE               12
iSHARES TR 1-3 YR TREAS INDEX FD  A     464287457       19        228SH          SOLE        NONE              228
iSHARES TR BARCLAYS TIPS          A     464287226        8         76SH          SOLE        NONE               76
iSHARES TR DJ US FINL             A     464287788        1         20SH          SOLE        NONE               20
iSHARES TR LEHMAN BD FD           A     464287226       58        533SH          SOLE        NONE              533
iSHARES TR S&P SMALLCAP           A     464287804        8        138SH          SOLE        NONE              138
PIMCO ENHANCED SHORT MAT          A     72201R833     6424      63658SH          SOLE        NONE            63658
RUSSELL 1000 iSHARES              A     464287622      421       6670SH          SOLE        NONE             6670
RUSSELL 2000 iSHARES              A     464287655      120       1771SH          SOLE        NONE             1771
RUSSELL 2000 VALUE iSHARES        A     464287630        3         54SH          SOLE        NONE               54
RUSSELL 3000 iSHARES              A     464287689    73900    1095620SH          SOLE        NONE          1095620
RUSSELL MIDCAP VALUE iSHARES      A     464287473      323       8003SH          SOLE        NONE             8003
S&P 500 BARRA GROWTH iSHARES      A     464287309        5         91SH          SOLE        NONE               91
S&P 500 iSHARES                   A     464287200      385       3367SH          SOLE        NONE             3367
SPDR TRUST UNIT SR                A     78462F103        8         72SH          SOLE        NONE               72
VANGUARD IDX FDS GROWTH           A     922908736        0          6SH          SOLE        NONE                6
VANGUARD IDX FDS VALUE            A     922908744        2         44SH          SOLE        NONE               44
VANGUARD TOTAL BOND MKT           A     921937835       26        317SH          SOLE        NONE              317
vANGUARD TOTAL STOCK MKT IDX      A     922908769     2434      41708SH          SOLE        NONE            41708

TOTAL                                              $116,722

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